Segment Reporting	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

(28) Segment Reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the operating profit or loss for each reporting units when making decisions about allocating resources and assessing performance of the Group.

As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC.

On December 31, 2023 upon the acquisition of AIFU, the Group identified two additional operating segments which are insurance agency and claims adjusting.

In January 2025 the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims-adjusting services (see Note 4 for details).

On August 31, 2025 upon the acquisition of Carve Group, the Group identified two additional operating segments which are Glyken Bird Nest and Zhongshen (see Note 3).

On October 31, 2025, the Group acquired Real Prospect, adding Qingdao Maisi as a new operating segment (see Note 3)

In September 2025, the Group disposed of the Puyi Group, thereby ceasing its wealth management business. In December 2025, the Group deconsolidated the AIFU Group, ceasing its insurance agency business (see Note 4 for both transactions).

As of December 31, 2025, the Group operates three reportable segments:

1）	Qingdao Maisi: provision of mobile charging robots, charging piles, and related charging services.

2）	Glyken Bird Nest: sale of health and wellness products.

3）	Zhongshen: currently has not generated any revenue. However, the CODM reviews Zhongshen’s operating results separately (including its expenses, development milestones, and cash flows) and makes resource allocation decisions based on its future growth prospects. Accordingly, Zhongshen meets the definition of an operating segment under ASC 280. As it does not meet any of the aggregation criteria, it is presented as a separate reportable segment.

The following table shows the Group’s operations by segment for the six months ended December 31, 2024 and 2025.

	Six months ended December 31, 2025
	Qingdao Maisi	Glyken Bird Nest	Zhongshen	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	2,003	1,135	-	-	3,138
Operating costs and expenses:
Cost of revenues	(1,862)	(811)	-	-	(2,673)
Payroll expense and employee benefit expenses	(240)	(367)	(206)	(1,455)	(2,268)
Share-based compensation	-	-	-	(6,600)	(6,600)
Depreciation and Amortization expense	(247)	(4,524)	(145)	-	(4,916)
Rental expense	(6)	(62)	-	-	(68)
Impairment loss	-	-	-	-	-
Others operating expenses	(263)	(243)	(83)	(4,825)	(5,414)
Total operating costs and expenses	(2,618)	(6,007)	(434)	(12,880)	(21,939)
Loss from operations	(615)	(4,872)	(434)	(12,880)	(18,801)

Interest (expense) income, net	(47)	1	-	-	(46)
Net gain (loss) from fair value change	-	1	-	(1,330)	(1,329)
Others, net	-	62	-	71	133
Loss before income taxes and share of loss of affiliates	(662)	(4,808)	(434)	(14,139)	(20,043)
Income tax benefit	12	1,083	-	-	1,095
Share of loss of affiliates	-	(2)	-	(1,223)	(1,225)
Net loss from continuing operations	(650)	(3,727)	(434)	(15,362)	(20,173)
	Six months ended December 31, 2024
	Qingdao Maisi	Glyken Bird Nest	Zhongshen	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Operating costs and expenses:
Cost of revenues	-	-	-	-	-
Payroll expense and employee benefit expenses	-	-	-	(251)	(251)
Share-based compensation	-	-	-	(263)	(263)
Depreciation and Amortization expense	-	-	-	-	-
Rental expense	-	-	-	-	-
Impairment loss	-	-	-	-	-
Others operating expenses	-	-	-	(939)	(939)
Total operating costs and expenses	-	-	-	(1,453)	(1,453)
Loss from operations	-	-	-	(1,453)	(1,453)

Interest (expense) income, net	-	-	-	131	131
Net gain (loss) from fair value change	-	-	-	-	-
Others, net	-	-	-	(7)	(7)
Loss before income taxes and share of loss of affiliates	-	-	-	(1,329)	(1,329)
Income tax benefit	-	-	-	-	-
Share of loss of affiliates	-	-	-	-	-
Net loss from continuing operations	-	-	-	(1,329)	(1,329)

*	Other corporate expenses represent general and administrative expenses that cannot be allocated to segments for the six-month periods ended December 31, 2024 and 2025, respectively.

Majority of the Group’s operations, customers and long-lived assets are located in the PRC. Accordingly, no geographic information is presented.